Equity - Schedule of weighted average assumptions for stock options (Details) - Year	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of equity and share based arrangement [Abstract]
Risk-free interest rate	3.05%	1.10%
Expected life (years)	5	9.88
Annualized volatility	131.00%	105.00%
Dividend rate	0.00%	0.00%